Contingent liabilities and legal proceedings - USL's dispute with IDBI Bank Limited (Details) - Apr. 01, 2015 ₨ in Millions, $ in Millions	USD ($)	INR (₨)
IDBI Bank Limited | United Spirits Limited
Disclosure of contingent liabilities [line items]
Damages claimed	$ 5	₨ 459